Class A Ordinary Shares Subject to Possible Redemption (Tables)	9 Months Ended
Sep. 30, 2021
Stockholders' Equity Note [Abstract]
Schedule of Reconciliation of Unaudited Condensed Balance Sheet
As of September 30, 2021, Class A ordinary shares reflected on the unaudited condensed balance sheet is reconciled on the following table:

As of September 30, 2021
Gross Proceeds	$345,000,000
Less:
Amount allocated to Warrants	(8,711,250)
Offering costs associated with Class A ordinary shares	(19,011,139)
Plus:
Accretion of carrying value to redemption value	27,722,389

Class A ordinary shares subject to possible redemption	$345,000,000